Related Party Transactions - Schedule of Amounts Owed From and To Related Parties (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 7,940	$ 1,205	¥ 138,091
Guangdong Country Garden Vocational Education School
Related Party Transaction [Line Items]
Amounts due from related parties	14		44,442
Guo Liang Occupation Training School
Related Party Transaction [Line Items]
Amounts due from related parties			27,909
Non-controlling Interest Shareholders of Schools Held by Affiliated Entities Under Common Control With BGY Education Investment
Related Party Transaction [Line Items]
Amounts due from related parties			6,150
Guangdong Elite Architectural Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties			35,400
Foshan Shunde Guohua Memorial High School
Related Party Transaction [Line Items]
Amounts due from related parties			18,263
Huidong Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,809
Guangdong Giant Leap Construction Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	5,026
Others
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 1,091		¥ 5,927